SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
2022	$ 61,922
Year one	191,903	$ 249,132
Imputed Interest	(7,024)	(19,792)
Net Lease Liability	$ 246,801
Year two		191,903
Net Lease Liability		$ 421,243